QQQX
Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 101.5%
	COMMON STOCKS – 98.7%
	Air Freight & Logistics – 0.1%
2,896	FedEx Corp	$822,580
	Airlines – 0.3%
11,239	Delta Air Lines Inc, (2)	542,619
6,558	Ryanair Holdings PLC, Sponsored ADR, (2)	754,170
25,632	Southwest Airlines Co, (2)	1,565,090
	Total Airlines	2,861,879
	Auto Components – 0.1%
23,148	Gentex Corp	825,689
4,110	Lear Corp	744,938
	Total Auto Components	1,570,627
	Automobiles – 3.2%
40,233	Ford Motor Co, (2)	492,854
53,962	Tesla Inc, (2)	36,042,839
	Total Automobiles	36,535,693
	Beverages – 0.9%
24,003	Brown-Forman Corp, Class B	1,655,487
95,731	Monster Beverage Corp, (2)	8,720,137
	Total Beverages	10,375,624
	Biotechnology – 4.9%
105,069	Amgen Inc, (3)	26,142,218
17,467	Biogen Inc, (2)	4,886,393
196,456	Gilead Sciences Inc	12,696,952
11,093	Ionis Pharmaceuticals Inc, (2)	498,741
11,875	Moderna Inc, (2)	1,555,031
18,529	Regeneron Pharmaceuticals Inc, (2)	8,766,811
3,808	United Therapeutics Corp, (2)	636,964
	Total Biotechnology	55,183,110
	Capital Markets – 0.6%
10,425	Moody's Corp	3,113,009
23,851	Morgan Stanley	1,852,269
11,348	SEI Investments Co	691,434
5,699	T Rowe Price Group Inc	977,948
	Total Capital Markets	6,634,660

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Chemicals – 0.3%
6,204	Ecolab Inc	$1,328,090
3,175	Sherwin-Williams Co	2,343,182
	Total Chemicals	3,671,272
	Commercial Services & Supplies – 0.5%
10,872	Copart Inc, (2)	1,180,808
8,008	IAA Inc, (2)	441,561
15,793	Tetra Tech Inc	2,143,426
7,562	Waste Connections Inc	816,545
9,915	Waste Management Inc	1,279,233
	Total Commercial Services & Supplies	5,861,573
	Communications Equipment – 2.9%
625,918	Cisco Systems Inc	32,366,220
5,262	F5 Networks Inc, (2)	1,097,758
	Total Communications Equipment	33,463,978
	Containers & Packaging – 0.0%
4,212	Ball Corp	356,925
	Distributors – 0.2%
8,210	Pool Corp	2,834,420
	Diversified Consumer Services – 0.2%
43,826	Service Corp International/US	2,237,317
	Electrical Equipment – 0.2%
9,896	Rockwell Automation Inc	2,626,794
	Electronic Equipment, Instruments & Components – 0.1%
8,100	Keysight Technologies Inc, (2)	1,161,540
2,823	National Instruments Corp	121,911
	Total Electronic Equipment, Instruments & Components	1,283,451
	Entertainment – 0.0%
51,761	AMC Entertainment Holdings Inc, Class A, (2), (4)	528,480
	Equity Real Estate Investment Trust – 0.2%
57,484	CubeSmart	2,174,620
211	Retail Value Inc	3,948
	Total Equity Real Estate Investment Trust	2,178,568
	Food & Staples Retailing – 0.3%
4,001	Casey's General Stores Inc	864,976
26,637	Kroger Co	958,666
9,160	Sysco Corp	721,258

Shares	Description (1)	Value
	Food & Staples Retailing (continued)
21,374	US Foods Holding Corp, (2)	$814,777
	Total Food & Staples Retailing	3,359,677
	Food Products – 0.1%
16,004	Conagra Brands Inc	601,750
	Health Care Equipment & Supplies – 1.5%
72,225	Abbott Laboratories	8,655,444
3,843	Becton Dickinson and Co	934,425
16,846	Danaher Corp	3,791,698
8,881	Hill-Rom Holdings Inc	981,173
3,909	Stryker Corp	952,154
11,687	Zimmer Biomet Holdings Inc	1,870,855
	Total Health Care Equipment & Supplies	17,185,749
	Health Care Providers & Services – 0.2%
4,308	McKesson Corp	840,232
8,366	Universal Health Services Inc, Class B	1,115,941
	Total Health Care Providers & Services	1,956,173
	Hotels, Restaurants & Leisure – 0.3%
10,528	Darden Restaurants Inc	1,494,976
30,743	Restaurant Brands International Inc	1,998,295
	Total Hotels, Restaurants & Leisure	3,493,271
	Household Durables – 0.2%
43,730	KB Home	2,034,757
	Industrial Conglomerates – 0.1%
6,042	Honeywell International Inc	1,311,537
	Insurance – 0.1%
23,048	Fidelity National Financial Inc	937,132
	Interactive Media & Services – 15.0%
29,477	Alphabet Inc, Class A, (2), (3)	60,796,902
20,859	Alphabet Inc, Class C, (2), (3)	43,149,553
41,950	Baidu Inc, Sponsored ADR, (2)	9,126,223
169,372	Facebook Inc, Class A, (2)	49,885,135
39,995	Match Group Inc, (2)	5,494,513
31,584	Twitter Inc, (2)	2,009,690
	Total Interactive Media & Services	170,462,016
	Internet & Direct Marketing Retail – 13.3%
39,621	Amazon.com Inc, (2), (3)	122,590,544
6,829	Booking Holdings Inc, (2)	15,910,477

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Internet & Direct Marketing Retail (continued)
204,875	eBay Inc	$12,546,545
	Total Internet & Direct Marketing Retail	151,047,566
	IT Services – 4.3%
7,635	Black Knight Inc, (2)	564,914
43,781	Jack Henry & Associates Inc	6,642,453
171,001	PayPal Holdings Inc, (2)	41,525,883
	Total IT Services	48,733,250
	Leisure Products – 0.0%
3,212	Peloton Interactive Inc, Class A, (2)	361,157
	Life Sciences Tools & Services – 0.3%
12,612	Agilent Technologies Inc	1,603,490
5,019	Charles River Laboratories International Inc, (2)	1,454,657
	Total Life Sciences Tools & Services	3,058,147
	Machinery – 0.3%
10,028	Caterpillar Inc	2,325,193
7,766	Fortive Corp	548,590
	Total Machinery	2,873,783
	Media – 3.8%
711,480	Comcast Corp, Class A	38,498,183
50,525	Gannett Co Inc, (2)	271,825
83,840	News Corp, Class A	2,132,051
69,579	News Corp, Class B	1,632,323
20,215	ViacomCBS Inc, Class B	911,696
	Total Media	43,446,078
	Multiline Retail – 0.2%
10,635	Target Corp	2,106,474
	Oil, Gas & Consumable Fuels – 0.1%
17,606	PBF Energy Inc, Class A, (2)	249,125
44,805	Peabody Energy Corp, (2)	137,103
26,728	Penn Virginia Corp, (2)	358,155
	Total Oil, Gas & Consumable Fuels	744,383
	Pharmaceuticals – 0.7%
101,887	Bristol-Myers Squibb Co, (3)	6,432,126
6,272	Jazz Pharmaceuticals PLC, (2)	1,030,929
	Total Pharmaceuticals	7,463,055
	Professional Services – 0.4%
43,927	Akerna Corp, (2)	216,999
10,853	IHS Markit Ltd	1,050,353

Shares	Description (1)	Value
	Professional Services (continued)
12,068	ManpowerGroup Inc	$1,193,525
20,634	Robert Half International Inc	1,610,897
	Total Professional Services	4,071,774
	Semiconductors & Semiconductor Equipment – 13.4%
96,767	Analog Devices Inc, (3)	15,006,626
184,841	Applied Materials Inc, (3)	24,694,758
434,286	Intel Corp	27,794,304
86,536	NVIDIA Corp	46,204,167
29,359	ON Semiconductor Corp, (2)	1,221,628
12,494	Power Integrations Inc	1,018,011
221,611	QUALCOMM Inc	29,383,403
9,889	Silicon Laboratories Inc, (2)	1,395,041
21,231	Skyworks Solutions Inc	3,895,464
9,087	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	1,074,810
	Total Semiconductors & Semiconductor Equipment	151,688,212
	Software – 15.4%
18,951	ANSYS Inc, (2)	6,435,002
56,795	Autodesk Inc, (2), (3)	15,740,734
12,546	CDK Global Inc	678,237
605,096	Microsoft Corp	142,663,484
22,586	Open Text Corp	1,077,578
42,113	Oracle Corp	2,955,069
13,058	PTC Inc, (2)	1,797,434
11,073	Zoom Video Communications Inc, Class A, (2)	3,557,644
	Total Software	174,905,182
	Specialty Retail – 0.7%
4,707	Advance Auto Parts Inc	863,687
843	AutoZone Inc, (2)	1,183,825
17,372	Bed Bath & Beyond Inc, (2)	506,394
21,056	CarMax Inc, (2)	2,793,289
18,467	Dick's Sporting Goods Inc	1,406,262
175,683	Express Inc, (2)	706,246
17,348	Urban Outfitters Inc, (2)	645,172
	Total Specialty Retail	8,104,875
	Technology Hardware, Storage & Peripherals – 12.8%
1,184,105	Apple Inc, (3)	144,638,426
6,751	NetApp Inc	490,595
	Total Technology Hardware, Storage & Peripherals	145,129,021

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 0.1%
5,276	PVH Corp, (2)	$557,673
18,741	Skechers USA Inc, Class A, (2)	781,687
	Total Textiles, Apparel & Luxury Goods	1,339,360
	Wireless Telecommunication Services – 0.4%
18,530	IAC/InterActiveCorp, (2)	4,008,224
11,584	United States Cellular Corp, (2)	422,585
	Total Wireless Telecommunication Services	4,430,809
	Total Common Stocks (cost $247,794,778)	1,119,872,139

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 2.8%
155,000	Vanguard Total Stock Market ETF	$32,036,950
	Total Exchange-Traded Funds (cost $31,791,937)	32,036,950
	Total Long-Term Investments (cost $279,586,715)	1,151,909,089

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
550,862	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.030% (7)	$550,862
	Total Investments Purchased with Collateral from Securities Lending (cost $550,862)		550,862

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.6%
	REPURCHASE AGREEMENTS – 0.6%
$6,838	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $6,838,292, collateralized by $6,757,500, U.S. Treasury Notes, 1.375%, due 1/31/25, value $6,975,105	0.000%	4/01/21	$6,838,292
	Total Short-Term Investments (cost $6,838,292)			6,838,292
	Total Investments (cost $286,975,869) – 102.1%			1,159,298,243
	Other Assets Less Liabilities – (2.1)% (8)			(23,877,852)
	Net Assets Applicable to Common Shares – 100%			$1,135,420,391
Investments in Derivatives
Options Written
Description (9)	Type	Number of Contracts	Notional Amount (10)	Exercise Price	Expiration Date	Value
NASDAQ 100® Stock Index	Call	(400)	$(514,000,000)	$12,850	4/16/21	$(15,556,000)
S&P 500® Index	Call	(250)	(97,875,000)	3,915	4/16/21	(2,145,000)

Options Written
Description (9)	Type	Number of Contracts	Notional Amount (10)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(85)	$(33,575,000)	$3,950	4/16/21	$(508,725)
Total Options Written (premiums received $15,943,438)		(735)	$(645,450,000)			$(18,209,725)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,119,872,139	$ —	$ —	$1,119,872,139
Exchange-Traded Funds	32,036,950	—	—	32,036,950
Investments Purchased with Collateral from Securities Lending	550,862	—	—	550,862
Short-Term Investments:
Repurchase Agreements	—	6,838,292	—	6,838,292
Investments in Derivatives:
Options Written	(18,209,725)	—	—	(18,209,725)
Total	$1,134,250,226	$6,838,292	$ —	$1,141,088,518

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $523,191.
(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the one-day yield as of the end of the reporting period.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(9)	Exchange-traded, unless otherwise noted.
(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor's